SUBSEQUENT EVENTS (Details Narrative) - USD ($)		1 Months Ended
	Jan. 02, 2023	Mar. 21, 2023	Dec. 21, 2022	Jan. 01, 2023
Additional shares redeemed		216,697
Shares of redeemable Class A common stock		525,611
RMC Environmental Services LLC
Monthly rent	$ 2,000
gross revenues				20.00%
Lease term	5 years
Advanced Magnet Lab, Inc
Convertible Promissory Note Issued			$ 50,000